Assets Held for Sale - Summary of Assets Held for Sale (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets Held For Sale [line items]
Property, plant and equipment	£ 8,933	£ 9,932	£ 10,176
Total assets held for sale	98	22
Assets held for sale [member]
Assets Held For Sale [line items]
Property, plant and equipment	83	22
Other	15
Total assets held for sale	£ 98	£ 22